CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net loss	$ (39,971)	$ (39,415)	$ (58,225)	$ (32,840)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign currency	64	821	422	(54)
Depreciation	743	932	1,143	747
Amortization	4,188	3,735	4,999	1,444
Amortization of operating lease assets			590	0
Non-cash lease expense	66	0
Inventory valuation loss	261	1,106	904	1,371
Stock-based compensation	23,773	3,951	6,347	1,164
Fair value of warrants issued with convertible notes			3,482	0
Gain upon debt forgiveness	(2,595)	(523)	(523)	0
Interest expense	77	746
Amortization of debt discount	1,305	0
Warrants issued to service providers	442	0
Loss on property and equipment disposal			181	0
Non-cash interest expense			952	978
Impairment write-off			2,275	0
Change in fair value of SAFEs			0	251
Change in fair value of convertible notes	252	24	(107)	(5,193)
Change in fair value of warrants	(2,266)	0	(478)	0
Changes in operating assets and liabilities
Accounts receivable	(7)	0
Inventories	(442)	(2,806)	(2,435)	(3,410)
Prepaid expenses and other current assets	464	(721)	(261)	163
Vendor deposits	323	316	341	(3,228)
Deferred offering costs	0	(1,123)
Long-term inventories	0	(313)
Other assets	(10)	(1)	3	292
Accounts payable	585	1,642	3,926	(1,181)
Accrued expenses and other current liabilities	(780)	2,141	1,490	1,225
Deferred revenues	37	(4)	14	15
Operating lease liabilities	(70)	0	(585)	0
Net cash used in operating activities	(13,561)	(29,492)	(35,545)	(38,256)
Cash Flows From Investing Activities:
Purchase of property and equipment	0	(501)	(577)	(2,623)
Acquisition of internal use software	(349)	(2,744)	(2,743)	(1,429)
Acquisition of software and content	(797)	(4,958)	(4,287)	(8,307)
Net cash used in investing activities	(1,146)	(8,203)	(7,607)	(12,359)
Cash Flows From Financing Activities:
Proceeds from PPP loan			0	520
Proceeds from issuance of loans			425	1,361
Proceeds from issuance of related party loans	465	14
Payments of loans			(1,324)	(1,887)
Payments of related party loans	(483)	(1,178)
Proceeds from issuance of SAFEs			0	3,479
Proceeds from issuance of common stock upon initial public offering, net of offering costs	10,820	0
Payments of offering costs	(1,453)	0
Proceeds from senior secured notes	3,030	0
Payments of senior secured notes	(2,000)	0
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs	0	29,997	29,996	30,475
Proceeds from issuance of convertible notes	0	5,902	10,106	14,355
Proceeds from the issuance of common stock A	4,247	2,060	2,626	4,100
Proceeds from the exercise of warrants				2
Proceeds from the exercise of common stock options	30	6	12	47
Repayment Bounce Back Loan	0	(69)	(69)	0
Net cash provided by financing activities	14,656	36,732	41,772	52,452
Effect of exchange rate on cash	(145)	(74)	(91)	(151)
Net Change In Cash and Cash Equivalents	(196)	(1,037)	(1,471)	1,686
Cash and restricted cash at beginning of year	226	1,697	1,697	11
Cash and restricted cash at end of year	30	660	226	1,697
Supplemental Disclosure Of Cash Flow Information:
Property & equipment in AP	18	175	18	135
Inventories in AP and accrued	815	783	1,007	27
Capitalized software and content in AP			75	0
Issuance of Series A preferred stock in connection with convertible notes payable	0	5,926	5,926	0
Deferred offering costs			2,337	0
Offering costs in AP and accrued	3,155	0
Exercise of stock warrants	2,468	0
Right-of-use assets obtained in exchange for new operating lease liabilities	313	0	411	0
Right-of-use assets obtained in exchange for new operating lease liabilities upon ASC 842 adoption			289	0
Conversion of convertible notes into common stock	4,521	0
Decrease in right-of-use asset and operating lease liabilities due to lease termination	61	0
Issuance of Common Stock from Rights Offering	202	0
Net exercise of options	323	0
Stock-based compensation capitalized in software	$ 745	$ 0
Issuance of common stock in connection with exercise of warrants			0	6,605
Issuance of warrants in connection with Series A			0	388
Issuance of Series Seed preferred stock in connection with convertible notes payable			0	1,947
Conversion of Loan Payable to Convertible Note [Member]
Supplemental Disclosure Of Cash Flow Information:
Issuance of convertible note			161	0
Conversion of Accounts Payable to Convertible Note [Member]
Supplemental Disclosure Of Cash Flow Information:
Issuance of convertible note			36	400
Conversion of Promissory Notes to Convertible Note [Member]
Supplemental Disclosure Of Cash Flow Information:
Issuance of convertible note			$ 0	$ 105
Conversion of Preferred Stock to Class A Common Stock [Member]
Supplemental Disclosure Of Cash Flow Information:
Issuance of Class A common stock through conversion of preferred stock			65,655	0
Conversion of Convertible Simple Agreements for Future Equity to Series Seed Shares [Member]
Supplemental Disclosure Of Cash Flow Information:
Issuance of connection with convertible SAFEs			$ 0	$ 2,665
Conversion of Convertible Simple Agreements for Future Equity to Common Stock [Member]
Supplemental Disclosure Of Cash Flow Information:
Issuance of connection with convertible SAFEs			$ 0	$ 5,667